Commitments, Guarantees, Charges and Contingent Liabilities	12 Months Ended
Dec. 31, 2022
Commitments And Contingent Liabilities Text Block [Abstract]
COMMITMENTS, GUARANTEES, CHARGES AND CONTINGENT LIABILITIES
NOTE 22:-	COMMITMENTS, GUARANTEES, CHARGES AND CONTINGENT LIABILITIES

a.	Charges:

To secure its liabilities to banks, the Group recorded a floating charge on its entire assets and a fixed charge on share capital and goodwill and all other assets and rights of any type or kind that the Company has or will have in the future. The balance of the amounts pledged under said charge amounts to USD 1,575 thousand as of December 31, 2022 (December 31, 2021 –USD 1,219 thousand) in order to receive guarantees in an aggregate of USD 1,882 thousand.

To secure the liabilities of a subsidiary to banks, the subsidiary recorded a floating charge on its entire assets and funds receivable from customers and pledged a two-year deposit of approximately USD 3,002 thousand in favor of a bank.

The Company also recorded a charge in respect of a mortgage on vehicles, on the entire rights the mortgagers have and will have in the future from insuring the mortgaged vehicle, whether by the mortgagers or by banks, and on any right to compensation or indemnification the mortgagers will have towards a third party.

Moreover, to receive credit by a subsidiary, the Company and the subsidiary recorded a senior charge on the mortgagers’ rights in connection with a contract signed on September 6, 2012 with the Israeli Ministry of Defense as a result of a tender published by the Ministry for the procurement of training courses, including the entire collaterals and guarantees granted to the mortgagers for securing the above rights and all the rights related to said rights.

b.	Guarantees:

As of December 31, 2022, the consolidated statement of financial position includes bank guarantees totaling approximately to USD 1,882 thousand that have been granted to customers and suppliers in connection with tender-based performance contracts and office lease.

c.	Contingent liabilities:

The Company is and may be subject to various legal proceedings, contingencies and claims that arise in the course of business, including some claims from current or former employees, as well as governmental and other regulatory investigations and proceedings. If determined adversely to the Company, then such claims could cause the Company to be subject to fines, penalties, and other contingencies.

There is no pending litigation or proceeding against any of HUB Security’s office holders as to which indemnification is currently being sought, and, except as described below, HUB Security is not aware of any pending or threatened litigation, the outcome of which, the Company believes, if determined adversely to the Company, would individually or taken together have a material adverse effect on its business, operating results, cash flows or financial condition or may result in claims for indemnification by any office holder. Defending such proceedings is costly and can impose a significant burden on management and employees. The results of any current or future litigation cannot be predicted with certainty, and regardless of the outcome, litigation can have an adverse impact on the Company because of defense and settlement costs, diversion of management resources and other factors.

The below is a brief summary of the litigation and other proceedings the Company is currently facing:

1.	Insurance reimbursement claim–- During May 2018, a company named Rotem filed to the District Court in Tel Aviv an Insurance reimbursement claim against approximately 16 defendants, with HUB Security being among them, with respect to damages caused by a fire in the plaintiff’s factory. The Company believes that its liability with regards to this claim seems remote and possesses insurance coverage to cover any liabilities that may arise from this case.

2.	Contract Tender Litigation–- On March 29, 2022, two plaintiffs petitioned the District Court in Tel Aviv for certification of a class of plaintiffs in a class action suit against the Company and seven individuals serving as its officers and directors as of such date. The request for certification is based on a delay in HUB’s making a public announcement of the cancellation of a contract tender whose award to HUB had been previously announced. The canceled contract represented revenue to HUB of NIS 800,000 (approximately US$250,000) per year, and HUB’s previous announcement stated that the contract tender would have a material effect on its 2022 financial results. HUB was notified of the cancellation of the award of the tender on the afternoon of Wednesday, March 23, 2022, which was the same day that HUB announced its execution of the Business Combination Agreement. HUB reported the cancellation of the award on Sunday, March 27, 2022. The applicable rules of the Tel Aviv Stock Exchange (TASE) and the Israel Securities Authority, require announcements of this kind to be made not later than the trading day following a company’s receipt of the relevant information. Friday is not a trading day on the TASE, so HUB’s report can be said to have been made one day late. The price of HUB’s ordinary shares on the TASE fell by approximately 35% on March 27, 2022.

The plaintiff’s request to the court cites total damages at NIS 229 million (approximately $70 million). On October 20, 2022, the amount claimed was reduced from NIS 229.44 million to NIS 5.44 million (approximately $1.48 million).

On January 30, 2023, the amount requested was increased to NIS 64 million. On February 2, 2023, a partial judgment was issued in which the motion to withdraw against the directors was approved, leaving the motion pending against the Company and its former Chief Executive Officer only. The court ordered that the answer to the amended approval request be submitted by September 3, 2023. Though the Company believes that the request for certification on this claim will be denied by the court, and that it has strong defenses to any class action that may ultimately be allowed to proceed, there can be no assurance that a court will not find the Company liable for significantly greater amounts. At this stage of the proceedings, it is not possible to assess the chances of the application being accepted or rejected in part or in full. A courts’ finding of significant liability against the Company could negatively affect the Company’s share price and have a material effect on the Company’s business and financial condition.

3.	Request for disclosure of documents according to section 198a of the Companies Law–- On February 12, 2023, a minority shareholder of HUB submitted an application for the discovery of documents according to section 198a of the Companies Law. The applicant claims that HUB has grounds for a lawsuit against the PIPE investors due to their failure to complete the committed PIPE financing in connection with the consummation of the Business Combination, as well as other grounds of claim against the Company’s officers. The applicant claims that he is entitled to receive a series of documents from the Company in order to formulate a request for approval of a derivative claim against those responsible for the alleged damages caused to the Company stemming from the failure of the PIPE financing to be consummated in full. HUB is required to file its response to the application by August 20, 2023. At this early stage of the proceedings, it is not possible to assess the chances of the application being accepted or rejected, in part or in full, or the chances of the of any derivative claim against the company to be submitted as a result.

4.	PIPE Financing Litigation–- Shortly following the closing of the Business Combination, on March 6, 2023, the Company was notified of a class action certification motion filed against it, and its directors and officers (including former officers) with the Tel-Aviv District Court’s Economic Department. The motion was filed for alleged misleading details in the Company’s public reports in Israel regarding the PIPE funds that were supposed to be received by the Company upon the consummation of the Business Combination. The petitioner seeks to represent anyone who purchased the Company’s ordinary shares after the announcement of the Business Combination in March 2022 until the end of February 23, 2023, which was the last trading day of the Company’s ordinary shares on the TASE. The overall compensation estimated by the petitioner in the motion is approximately US$ 25 million. The Company is required to file its response to the motion by September 6, 2023. As of the date of this Annual Report, the Company is analyzing the motion and is presently unable to assess the chances of its approval and/or its scope and whether, if approved, it will have a material impact on the Company’s results of operations or financial condition.

5.	Oppenheimer Suit - On June 12, 2023, Oppenheimer & Co., Inc. (“Oppenheimer”) filed a claim against the Company in the United States District Court for the Southern District of New York alleging, among other things, breach of contract, breach of covenant of good faith and fair dealing and quantum meruit, in connection with investment banking advice and services provided by Oppenheimer in connection with the Company’s business combination with Mount Rainier Acquisition Corp. The complaint alleges that the Company owes Oppenheimer in excess of $12 million (as well as its costs and legal fees associated with the claim) with regards to the business combination, pursuant to a financial advisory agreement entered into by and between Oppenheimer and the Company in December 2021. As of the date of this Annual Report, the Company is still investigating the claim and is unable to assess the chances of the suit being successful and whether, if determined adversely to the Company, such claim will have a material impact on the Company’s results of operations or financial condition. The Company plans to vigorously defend itself in this matter.

6.	Class Action Suit –

●	On July 6, 2023, a claim was filed against the Company in the United States District Court for the Southern District of New York alleging a violation of Section 12(a)(2) of the Securities Act (the ’33 Act). The complaint alleges that the Company made misrepresentations in its prospectus related to the business combination with Mount Rainier Acquisition Corp. regarding the proposed $50 million PIPE financing and the minimum cash closing condition required to complete the business combination. As of the date of this Annual Report, the Company is still examining the claim and its potential defenses thereto and therefore, at this stage, is unable to assess the chances for success of the claim and the outcome of the suit on the Company. The Company expects to defend against these claims vigorously.

●	On July 31, 2023, a claim was filed against the Company, its officers and directors in the United States District Court for the Southern District of New York alleging false or misleading statements in the offering documents for the Company’s business combination, and that the Company and its officers failed to disclose material adverse information about the company’s finances and business prospects. The complaint raises claims under Sections 11, 12(a)(2), and 15 of the Securities Act, and Sections 10(b) and 20(a) of the Exchange Act. As of the date of this Annual Report, the Company is still examining the claim and its potential defenses thereto and therefore, at this stage, is unable to assess the chances for success of the claim and the outcome of the suit on the Company. The Company expects to defend against these claims vigorously.

7.	Employee Claims. Some of the Company’s former employees have filed claims or threatened to do so in the cumulative amount of approximately $350,000 in the aggregate related to lost wages, amounts due pursuant to employment agreements and unlawful termination. The Company is currently examining the claims and feel that, given the early stage of the claims, that it is unable assess the validity of these actual or threatened claims and the potential impact, if any, that these claims will have on the Company.

d.	Services Agreement: A-Labs Finance and Advisory Ltd (“A-Labs”)

In July 2021, the Company entered into a Financial Advisory Services Agreement (the “A-Labs Agreement”) with A-Labs Finance and Advisory Ltd. (“A-Labs”), pursuant to which, the Company engaged A-Labs to perform, on an exclusive basis, certain consultation services in the domain of fundraising from investors and capital markets activities. In return for these services the Company committed to pay A-Labs a fee amounting to 5% of any funds raised from investors named on a specified schedule thereto, along with warrants to purchase the Company’s ordinary shares computed as 5% of the raised amount divided by the price per share as determined in the relevant fundraising transaction. During the term of the A-Labs Agreement, the Company paid a total of $4.2 million to A-Labs as commission for funds raised and issued to A-Labs a total of 4,076,923 warrants to purchase the Company’s ordinary shares.

In addition, pursuant to the Agreement, the Company agreed to pay to A-Labs a monthly payment of $70,000 and an additional sum designated as a “Marketing (in the sense of Capital markets fundraising activities) Budget”, of up to $280,000. The Marketing Budget was aimed for attracting investors to buy the Company’s shares, for capital fundraising and capital markets activities and is to be reviewed monthly based on the activities and efforts conducted by A-Labs for the Company.

Additionally, pursuant to the A-Labs Agreement, for the period of 12 months following the specification of such business partner in an annex to the A-Labs Agreement, the Company is obligated to pay to A-Labs a fee equal to 5% of any non-refundable and recognized revenues that the Company received from such specified business partners. To date, A-Labs has not pursued any efforts related to the development of these business relationships and as a result no fees have been paid to A-Labs pursuant to this provision of the A-Labs Agreement.

During the period from July 2021 through March 2023, the Company paid to A-Labs a total of $4,200,000 in cash. The company sees part of these payments as an incremental and direct cost for attracting investors and raising capital, therefore the Company capitalized the relevant portion of these payments and deduct it from the Share capital and premium in the Consolidated Statements of Changes in Equity, upon the occurrence of its financing rounds.

Additionally, in March 2023, a total amount of $2.2 million that was owed to A-Labs pursuant to the A-Labs Agreement was converted into the Company’s ordinary shares at a conversion price of $10 per ordinary share. This conversion of amounts the Company owed to A-Labs under the A-Labs Agreement, was effected to partially satisfy the commitment that A-Labs made to purchase $20 million of the Company’s ordinary shares in the PIPE Financing.

In December 2022, the Company amended the A-Labs Agreement to provide that for each financing transaction closed, in addition to paying a commission to A-Labs in cash, the Company would be required to issue warrants to purchase ordinary shares in an amount equal to the cash consideration that would otherwise be payable under the A-Labs Agreement divided by 4.81, which warrants shall be exercisable for 4 years and at an exercise price of NIS 4.81 (regardless of the price per share paid by investors in the relevant financing transaction). Additionally, the Company committed to provide compensation under the A-Labs Agreement for all investors with whom the Company would enter into a financing transaction prior to the Company’s shares being listed for trading on the Nasdaq regardless of whether such investors were introduced to the Company by A-Labs.

In each of September 2022 and January 2023, the Company paid to A-Labs an additional commission of $50,000 in exchange for extra services provided by A-Labs over the course of certain fund raising efforts and loan issuances. Additionally, as part of the Shayna Loans (as defined below), we paid to A-Labs commissions totaling $140,000 for services provided as part of the fund raising efforts.

The term of the A-Labs Agreement was for 12 months following the execution in July 2021, provided that the A-Labs Agreement will automatically renew for additional 12 month terms unless either Party provides written notice to the other Party of its intention not to renew at least 30 days prior to the end of such initial 12 month term or any renewed terms. Additionally, the A-Labs Agreement may be terminated by either party upon a minimum of 30 days prior written notice.

As of the date of this Annual Report, the Company has provided A-Labs a termination notice for the A-Labs Agreement, so pursuant to its terms, the A-Labs Agreement will terminate 30 days from the date hereof